2013 Private Placement - Series B Offering	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
2013 Private Placement - Series B Offering

From September 18 through November 21, 2013, the Company conducted a private placement offering and raised aggregate gross proceeds of $4,155,080 upon the sale of 5,725,821 shares of Series B Preferred Stock (the “2013 Series B Offering”).  For each share of Series B Preferred Stock purchased, the investors received 1.331 five-year warrants to purchase a share of the Company’s common stock at an exercise price of $0.83 per share.  Gross proceeds included cash payments of $602,500, 1,230,769 shares of freely tradable equity securities with a fair value of $3,495,384 (based upon the closing price on the day prior to closing), satisfaction of $35,000 of deferred compensation, and payment of $22,196 of employees’ bonuses. Net cash proceeds amounted to $520,966 after deducting offering expenses.

In connection with the 2013 Series B Offering, $275,000 of the Company’s outstanding short-term notes payable were exchanged by the holders for 378,125 shares of Series B Preferred Stock (see Note 9).  The short-term notes payable were exchanged at a 10% premium to their face value.  As a result, the Company recognized a beneficial conversion feature of $27,500 as additional paid-in capital and non-cash interest expense upon the exchange of the notes payable for the shares.

Monarch and LifeTech Capital, a division of Aurora Capital, LLC (“LifeTech”), acted as the Company’s placement agents in connection with the 2013 Series B Offering. Monarch received a cash fee of $25,800 and five-year warrants to purchase 53,656 shares of common stock at an exercise price of $0.83 per share and LifeTech received a cash fee of $17,500 and five-year warrants to purchase 29,116 shares of common stock at an exercise price of $0.83 per share.   On the grant date, the fair value of the placement agent warrants was $23,608 which was recorded as a stock issuance cost and derivative warrant liability.

Based upon the Company’s analysis of the criteria contained in ASC Topic 815-40, “Derivatives and Hedging—Contracts in Entity’s Own Equity” (“ASC Topic 815-40”), the Company has determined that since the exercise price of the warrants may be reduced if the Company issues shares at a price below the then-current exercise price, the warrants issued in connection with the 2013 Series B Offering must be classified as derivative instruments. In accordance with ASC Topic 815-40, these warrants are also being re-measured at each balance sheet date based on estimated fair value, and any resultant changes in fair value is being recorded in the Company’s consolidated statement of operations.

In order to account for the sale of Series B Preferred Stock and the issuance of the warrants, the Company allocated the total gross proceeds of $4,457,580, which included the dollar value of notes payable exchanged at a 10% premium, between the Series B Preferred Stock and the warrants.  The warrants were allocated their full fair value as of the respective grant dates totaling $2,224,778 and the residual net proceeds of $2,232,802 were allocated to the Series B Preferred Stock.  The conversion feature of the Series B Preferred Stock was determined to be beneficial, or “in the money”, at the issuance date due to a conversion rate that allows the investor to obtain the common stock at a below market price.  The Company recorded a deemed dividend on the beneficial conversion feature of $1,368,272 equal to the intrinsic value resulting from the reduction in the effective conversion rate. This deemed dividend is included in the Statement of Operations in arriving at the Net Loss Applicable to Common Shareholders.

A summary of the accounting for the Series B Preferred Stock is as follows:

Proceeds from sale of Series B Preferred Stock:
Cash	$602,500
Converted note payable	275,000
Beneficial conversion on note payable	27,500
Trading securities	3,495,384
Accrued expenses settled in Series B Preferred Stock	57,196
Total gross proceeds	4,457,580
Less:
Offering costs	(81,536)
Fair value of warrants issued to Series B Preferred Stock purchasers	(2,224,778)
Fair value of warrants issued to Placement Agents	(23,608)

Net proceeds from sale of Series B Preferred Stock	$2,127,658

In connection with the closing of the 2013 Series B Offering, the Company entered into a registration rights agreement with the investors, in which the Company agreed to file a registration statement with the Securities and Exchange Commission (“SEC”) to register for resale the shares underlying the Series B Preferred Stock and the warrant shares within 60 calendar days of the final closing of the 2013 Series B Offering, and to have the registration statement declared effective within 60 calendar days after the filing date or within 120 calendar days of the filing date in the event of a full review of the registration statement by the SEC. The registration rights agreement does not contain any provisions for liquidated damages. The registration statement was filed by the Company and declared effective on February 12, 2014 by the SEC.